Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of Repurchase Agreements [Abstract]
Gross Obligations by Remaining Contractual Maturity and Class of Collateral Pledged

	March 31, 2022
	Remaining Contractual Maturity
	Overnight and open	30 days or less	31-90 days	Over 90 days	Total
	(in billions)
Payables under repurchase agreements	¥6,703	¥17,050	¥3,934	¥2,030	¥29,717
Payables under securities lending transactions	972	95	29	1	1,097
Obligations to return securities received as collateral	5,782	450	437	157	6,826
Total	¥13,457	¥17,595	¥4,400	¥2,188	¥37,640

	March 31, 2023
	Remaining Contractual Maturity
	Overnight and open	30 days or less	31-90 days	Over 90 days	Total
	(in billions)
Payables under repurchase agreements	¥8,593	¥23,546	¥8,393	¥1,640	¥42,172
Payables under securities lending transactions	947	191	5	69	1,212
Obligations to return securities received as collateral	5,516	642	404	330	6,892
Total	¥15,056	¥24,379	¥8,802	¥2,039	¥50,276

Secured Borrowing by the Class of Collateral Pledged
Secured borrowing by the class of collateral pledged at March 31, 2022 and 2023 was as follows:

	March 31, 2022
	Payables under repurchase agreements	Payables under securities lending transactions	Obligations to return securities received as collateral	Total
	(in billions)
Japanese national government and Japanese government agency bonds	¥7,486	¥359	¥4,199	¥12,044
Foreign government and official institution bonds	14,116	11	1,017	15,144
Corporate bonds	745	68	330	1,143
Residential mortgage-backed securities	6,720	1	—	6,721
Other debt securities	276	—	2	278
Marketable equity securities	360	641	1,278	2,279
Other	14	17	—	31
Total	¥29,717	¥1,097	¥6,826	¥37,640

	March 31, 2023
	Payables under repurchase agreements	Payables under securities lending transactions	Obligations to return securities received as collateral	Total
	(in billions)
Japanese national government and Japanese government agency bonds	¥13,280	¥577	¥3,956	¥17,813
Foreign government and official institution bonds	17,618	9	1,122	18,749
Corporate bonds	657	70	400	1,127
Residential mortgage-backed securities	9,650	—	—	9,650
Other debt securities	552	—	46	598
Marketable equity securities	367	556	1,368	2,291
Other	48	—	—	48
Total	¥42,172	¥1,212	¥6,892	¥50,276